Related party transactions (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement		$ 3,100,000
Due from Officers or Stockholders, Current	142,069,000	143,241,000
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin of 4.0%.	LIBOR plus a margin of 4.0%.
Line of Credit Facility, Current Borrowing Capacity	85,000,000	85,000,000
Line of Credit Facility, Commitment Fee Percentage	1.40%	1.40%
Non Budgeted Expenses [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement	3,100,000
Warranty Provision [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement		2,000,000
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications	5,000,000
Environmental Indemnifications, Description	No claim may be made unless the aggregate dollar amount of all claims exceeds $500, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $500.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Interest Income, Related Party	2,069,000	3,241,000
Related Party Transaction, Rate	5.88%	5.88%
Due from Officers or Stockholders, Current	$ 140,000,000	$ 140,000,000